CROFT FUNDS CORPORATION

Croft Focus Fund

Class R – CLVFX

Class I - CIVFX

Supplement dated December 30, 2015 to the Prospectus dated September 1, 2015

Effective January 4, 2016, the following sections of the Fund’s prospectus are deleted in their entirety and replaced as follows.

1.

Page 14, under the heading “Portfolio Managers”

Kent G. Croft, G. Russell Croft, and Patrick X. Halloran are portfolio managers for the Fund.  Mr. Kent Croft and Mr. Russell Croft have managed the Fund’s portfolio since inception, and Mr. Halloran has managed the Fund’s portfolio since January 2016.

2.

Pages 22-23, under the heading “Portfolio Managers”

Mr. Kent G. Croft, President of the Manager and Mr. Russell G. Croft, Vice President of the Manager have joint responsibility for overseeing the investments of each Fund’s assets.  Mr. Patrick X. Halloran, Portfolio Manager, has joint responsibility for overseeing the investments of the Focus Fund.  The portfolio managers make investment decisions by consensus, each having equal authority and responsibility with respect to the portfolios.

Mr. Kent G. Croft holds an A.B. degree (1985) from Dartmouth College.  From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York.  From 1988 to1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp.  In 1989, he founded Croft-Leominster, Inc with L. Gordon Croft.  Mr. Kent Croft has been a portfolio manager for each Fund since its inception. Mr. Kent Croft is a former board member for the Baltimore Securities Analysts Society and is a member of the CFA Institute.  Lastly, he is FINRA and NYSE registered and completed work at Harvard University’s Kennedy School of Government in behavioral finance.  Mr. Kent Croft’s other activities have included Trustee of Charles County Community College Foundation, President of Croft-Leominster, Inc. Foundation, Trustee of the Maryland Mentoring Partnership, Trustee of the Wildfowl Trust of North America and Trustee at St. Paul’s School.

Mr. Russell G. Croft holds a B.A. degree (1996) from Washington and Lee University and obtained his M.B.A. (1998) from the University of London.  Before coming to Croft-Leominster, Inc. in 2001, Mr. Croft had experience working for Gabelli & Company in New York.  Mr. Russell G. Croft has been a portfolio manager for each Fund since 2006.

Mr. Patrick X. Halloran holds a B.A. degree (2002) from the University of Virginia and obtained his M.B.A. and M.S. (2010) from the University of Maryland.  Before coming to Croft-Leominster, Inc.  in 2010, Mr. Halloran was a research analyst for the Robert H. Smith School of Business’ endowment fund.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

* * * * *

This Supplement, and the existing Prospectus and the Statement of Additional Information dated September 1, 2015, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-551-0990.

CROFT FUNDS CORPORATION

Croft Focus Fund

Class R – CLVFX

Class I - CIVFX

Supplement dated December 30, 2015 to the Statement of Additional Information (“SAI”) dated September 1, 2015

Effective January 4, 2016, the “Portfolio Managers” section on page 16 of the Fund’s SAI is deleted in its entirety and replaced as follows.

1.

Page  16, under the heading “Portfolio Managers”

Kent Croft, G. Russell Croft, and Patrick X. Halloran (the “Portfolio Managers”) are responsible for the day-to-day management of the Funds.  As of April 30, 2015, each Portfolio Manager was responsible for the management of the following other accounts, excluding the Fund or Funds to which he is assigned:

G. Russell Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$ 60,544,158	3	$ 57,775,253
Other Accounts	283	$ 725,685,707	0	$0
Kent Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	$ 60,544,158	3	$ 57,775,253
Other Accounts	283	$ 725,685,707	0	$0
Patrick X. Halloran	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The portfolio managers manage numerous accounts. These accounts may include, but are not limited to, registered investment companies (i.e., mutual funds), other types of pooled accounts such as limited partnerships, and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that specific account. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to a Fund and other accounts.  Another potential conflict of interest may arise where another account pays the Manager a fee based on the performance of the account, while the Funds do not pay performance fees, in which case a portfolio manager could favor such an account over the Funds.  Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one account over another.

To address these potential conflicts of interest, all portfolio transactions are implemented according the Manager’s trade allocation procedures. The Manager believes these procedures insure that all trades allocated to advisory clients (including the Funds) fulfill the Manager’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory.  In addition, the Manager has adopted a Code of Ethics that requires personnel of the Manager to place the interests of the Funds ahead of their personal interests.

The Portfolio Managers are compensated for their services by the Manager.  The Portfolio Managers’ compensation consists of a salary, bonuses and Profit Sharing Plan.  Salary is fixed and not based on a Fund’s assets or performance.  The bonus and Profit Sharing Plan is based on the overall performance of Croft Leominster, Inc. but is not tied to any benchmark.

The following table shows the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund or Funds to which he is assigned as of April 30, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Value Fund	Dollar Range of Equity Securities in the Income Fund	Dollar Range of Equity Securities in the Focus Fund
Kent Croft	$500,001-$1,000,000	$100,001-$500,000	$500,001-$1,000,000
G. Russell Croft	$100,001-$500,000	$100,001-$500,000	$500,001-$1,000,000
Patrick X. Halloran	N/A	N/A	$10,001-$50,000

* * * * *

This Supplement, and the existing Prospectus and the Statement of Additional Information dated September 1, 2015, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-551-0990.